Stock-based Compensation Tables (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended
	Jul. 23, 2014	Sep. 30, 2014	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance number of option shares			0
Number of options granted			150,000
Ending balance number of option shares		150,000	150,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance weighted average grant date fair value per option			$ 0.00
Weighted average grant date fair value per share for options granted			$ 29.31
Ending balance weighted average grant date fair value per option		$ 29.31	$ 29.31
Aggregate intrinsic value for options		$ 0	$ 0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance number of shares			0
Restricted stock granted (in shares)			4,977,586
Ending balance number of shares		4,977,586	4,977,586
Beginning balance weighted average grant date fair value per share			$ 0.00
Weighted average grant date fair value per share for shares granted			$ 0.57
Ending balance weighted average grant date fair value per share		$ 0.57	$ 0.57
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance number of shares			0
Restricted stock granted (in shares)	411,147	388,750	799,897
Ending balance number of shares		799,897	799,897
Beginning balance weighted average grant date fair value per share			$ 0.00
Weighted average grant date fair value per share for shares granted			$ 27.43
Ending balance weighted average grant date fair value per share		$ 27.43	$ 27.43